Subsidiaries Of Company (Detail)	12 Months Ended
Dec. 31, 2011
WuXi AppTec (BVI) Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	British Virgin Islands
Date of incorporation / acquisition	Jun. 03, 2004
Attributable equity interest held	100.00%
Principal activity	Holding company of People's Republic of China("PRC") subsidiaries
WuXi AppTec Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jul. 13, 2005
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Shanghai) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Apr. 02, 2002
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
Shanghai SynTheAll PharmaTech Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jan. 23, 2003
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing
WuXi AppTec (Suzhou) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct. 08, 2006
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Tianjin) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jun. 05, 2006
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec Holding Company, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States of America ("United States" or "U.S.")
Date of incorporation / acquisition	Jan. 03, 2008
Attributable equity interest held	100.00%
Principal activity	Holding company of U.S. subsidiaries
WuXi AppTec, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Jan. 03, 2008
Attributable equity interest held	100.00%
Principal activity	Laboratory services to biotechnology and medical device industries
WX (BVI) Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	British Virgin Islands
Date of incorporation / acquisition	Jul. 04, 2008
Attributable equity interest held	100.00%
Principal activity	Holding company of European subsidiaries
Kaipara Enterprises Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	The Republic of Cyprus
Date of incorporation / acquisition	Jul. 14, 2008
Attributable equity interest held	100.00%
Principal activity	Shell company
Klivia Investments Sp. Z o.o.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	The Republic of Poland
Date of incorporation / acquisition	Jul. 31, 2008
Attributable equity interest held	100.00%
Principal activity	Intermediate holding company
WuXi AppTec Biotechnology Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	May 25, 2010
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Wuhan) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Nov. 30, 2010
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
Shanghai AppTec(HK) Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Dec. 10, 2010
Attributable equity interest held	100.00%
Principal activity	Shell company
Global Bond Investments Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Dec. 08, 2010
Attributable equity interest held	100.00%
Principal activity	Investment management
Chemdepo, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Mar. 30, 2011
Attributable equity interest held	100.00%
Principal activity	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries
WuXi AppTec UK, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United Kingdom
Date of incorporation / acquisition	Jan. 17, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
WuXi AppTec Sales, LLC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Jan. 19, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
STA Pharmaceutical Hong Kong Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Apr. 12, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
Shanghai STA Pharmaceutical R&D Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Apr. 15, 2011
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing
WuXi PharmaTech Investment Holdings (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment holding company
WuXi PharmaTech Investments (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Fund I General Partner L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Investment Management (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Healthcare Fund I L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Corporate Venture Investment fund
Wuxi AppTec Investment & Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jun. 29, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Biomedical Investment Management Company
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jul. 18, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Equity Investment Management Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Aug. 11, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Investment Fund I L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Aug. 16, 2011
Attributable equity interest held	100.00%
Principal activity	Corporate Venture Investment fund
WuXi AppTec Clinical Research and Regulatory Services Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Sep. 23, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical development and Regulatory Services
Abgent, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Oct. 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent research and sales
Abgent Europe Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United Kingdom
Date of incorporation / acquisition	Oct. 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent sales
Abgent Biotechnology (Shanghai) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct. 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent production
Abgent Biotechnology (Suzhou) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct. 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent development and production
MedKey Med-Tech Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct. 31, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical research organization
Jiecheng Med-Tech Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct. 31, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical research organization
Wuxi Apptec (Changzhou) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Dec. 15, 2011
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing
WuXi AppTec (Nanjing) Testing Technology Co.,Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Dec. 16, 2011
Attributable equity interest held	100.00%
Principal activity	Testing Services